Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment

	December 31, 2016	December 31, 2015
Electronic equipment	$6,123,356	$5,834,784
Office furniture and equipment	1,978,542	1,358,324
Motor vehicles	609,853	624,992
Construction in progress	567,846	464,252
Computer software	258,802	261,070
Leasehold improvements	1,463,575	1,489,991
Total property and equipment	11,001,974	10,033,413

Accumulated depreciation	(6,640,998)	(5,903,852)

Property and equipment, net	$4,360,976	$4,129,561